DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2019
Disclosure of derivative financial instruments [text block] [Abstract]
Disclosure of derivative financial instruments [text block]

15   DERIVATIVE FINANCIAL INSTRUMENTS

The fair values and notional amounts of derivative instruments are set out in the following table:

	2019			2018
The Group	Contract/ notional amount £m	Fair value assets £m	Fair value liabilities £m	Contract/ notional amount £m	Fair value assets £m	Fair value liabilities £m
Trading
Exchange rate contracts:
Spot, forwards and futures	11,066	272	142	22,422	797	710
Currency swaps	156,224	1,184	2,492	155,993	2,419	1,401
Options purchased	681	9	–	2,596	64	–
Options written	681	–	9	2,590	–	64
	168,652	1,465	2,643	183,601	3,280	2,175
Interest rate contracts:
Interest rate swaps	1,822,407	5,779	5,685	1,903,166	6,311	7,071
Forward rate agreements	30,192	1	2	97,140	4	5
Options purchased	4,124	77	–	7,982	124	–
Options written	3,682	–	78	6,847	–	141
	1,860,405	5,857	5,765	2,015,135	6,439	7,217
Credit derivatives	7,546	39	99	3,330	22	31
Equity and other contracts	338	16	295	1,563	69	381
Total derivative assets/liabilities held for trading	2,036,941	7,377	8,802	2,203,629	9,810	9,804
Hedging
Derivatives designated as fair value hedges:
Cross currency swaps	34	8	–	490	3	29
Interest rate swaps (including swap options)	160,942	696	229	150,971	947	187
	160,976	704	229	151,461	950	216
Derivatives designated as cash flow hedges:
Cross currency swaps	7,593	70	64	8,024	175	47
Interest rate swaps	417,718	343	736	556,945	358	844
	425,311	413	800	564,969	533	891
Total derivative assets/liabilities held for hedging	586,287	1,117	1,029	716,430	1,483	1,107
Total recognised derivative assets/liabilities	2,623,228	8,494	9,831	2,920,059	11,293	10,911

The notional amount of the contract does not represent the Group’s exposure to credit risk which is limited to the current cost of replacing contracts with a positive value to the Group should the counterparty default. To reduce credit risk the Group uses a variety of credit enhancement techniques such as netting and collateralisation, where security is provided against the exposure; a large proportion of the Group’s derivatives are held through exchanges such as London Clearing House and are collateralised through those exchanges. Further details are provided in note 46 Credit risk.

The Group holds derivatives as part of the following strategies:

–	Customer driven, where derivatives are held as part of the provision of risk management products to Group customers;
–	To manage and hedge the Group’s interest rate and foreign exchange risk arising from normal banking business. The hedge accounting strategy adopted by the Group is to utilise a combination of fair value and cash flow hedge approaches as described in note 46; and
–	Derivatives held in policyholders funds as permitted by the investment strategies of those funds.

The principal derivatives used by the Group are as follows:

–	Interest rate related contracts include interest rate swaps, forward rate agreements and options. An interest rate swap is an agreement between two parties to exchange fixed and floating interest payments, based upon interest rates defined in the contract, without the exchange of the underlying principal amounts. Forward rate agreements are contracts for the payment of the difference between a specified rate of interest and a reference rate, applied to a notional principal amount at a specific date in the future. An interest rate option gives the buyer, on payment of a premium, the right, but not the obligation, to fix the rate of interest on a future loan or deposit, for a specified period and commencing on a specified future date.
–	Exchange rate related contracts include forward foreign exchange contracts, currency swaps and options. A forward foreign exchange contract is an agreement to buy or sell a specified amount of foreign currency on a specified future date at an agreed rate. Currency swaps generally involve the exchange of interest payment obligations denominated in different currencies; the exchange of principal can be notional or actual. A currency option gives the buyer, on payment of a premium, the right, but not the obligation, to sell specified amounts of currency at agreed rates of exchange on or before a specified future date.
–	Credit derivatives, principally credit default swaps, are used by the Group as part of its trading activity and to manage its own exposure to credit risk. A credit default swap is a swap in which one counterparty receives a premium at pre-set intervals in consideration for guaranteeing to make a specific payment should a negative credit event take place.
–	Equity derivatives are also used by the Group as part of its equity-based retail product activity to eliminate the Group’s exposure to fluctuations in various international stock exchange indices. Index-linked equity options are purchased which give the Group the right, but not the obligation, to buy or sell a specified amount of equities, or basket of equities, in the form of published indices on or before a specified future date.

Details of the Group’s hedging instruments are set out below:

	Maturity
The Group – 31 December 2019	Up to 1 month £m	1-3 months £m	3-12 months £m	1-5 years £m	Over 5 years £m	Total £m
Fair value hedges
Interest rate
Cross currency swap
Notional	–	–	–	–	34	34
Average fixed interest rate	–	–	–	–	1.28%
Average EUR/GBP exchange rate	–	–	–	–	1.38
Average USD/GBP exchange rate	–	–	–	–	–
Average NOK/GBP exchange rate	–	–	–	–	–
Interest rate swap
Notional	331	9,305	37,948	91,535	21,823	160,942
Average fixed interest rate	2.58%	1.74%	1.22%	1.78%	2.72%
Cash flow hedges
Foreign exchange
Currency swap
Notional	–	364	390	1,766	5,073	7,593
Average EUR/GBP exchange rate	–	–	1.21	1.10	–
Average USD/GBP exchange rate	–	1.33	1.36	1.30	1.30
Interest rate
Interest rate swap
Notional	9,395	23,424	57,950	205,603	121,346	417,718
Average fixed interest rate	1.06%	1.23%	1.29%	1.48%	2.43%

	Maturity
The Group – 31 December 2018	Up to 1 month £m	1-3 months £m	3-12 months £m	1-5 years £m	Over 5 years £m	Total £m
Fair value hedges
Interest rate
Cross currency swap
Notional	–	36	–	283	171	490
Average fixed interest rate	–	4.82%	–	5.88%	4.44%
Average EUR/USD exchange rate	–	–	–	1.13	–
Average USD/GBP exchange rate	–	–	–	1.30	–
Average NOK/GBP exchange rate	–	9.22	–	9.19	9.03
Interest rate swap
Notional	393	417	32,876	86,451	30,834	150,971
Average fixed interest rate	1.38%	2.06%	1.65%	1.75%	2.98%
Cash flow hedges
Foreign exchange
Currency swap
Notional	67	–	642	1,412	5,903	8,024
Average USD/EUR exchange rate	1.15	–	1.14	1.10	0.00
Average USD/GBP exchange rate	–	–	1.28	1.21	1.28
Interest rate
Interest rate swap
Notional	4,874	11,204	66,312	292,712	181,843	556,945
Average fixed interest rate	1.47%	1.03%	0.99%	1.46%	1.85%

The carrying amounts of the Group’s hedging instruments are as follows:

	Carrying amount of the hedging instrument
The Group – 31 December 2019	Contract/notional amount £m	Assets £m	Liabilities £m	Changes in fair value used for calculating hedge ineffectiveness (YTD) £m
Fair value hedges
Interest rate
Currency swaps	34	8	–	2
Interest rate swaps	160,942	696	229	351
Cash flow hedges
Foreign exchange
Currency swaps	7,593	70	64	(141)
Interest rate
Interest rate swaps	417,718	343	736	920

	Carrying amount of the hedging instrument
The Group – 31 December 2018	Contract/notional amount £m	Assets £m	Liabilities £m	Changes in fair value used for calculating hedge ineffectiveness (YTD) £m
Fair value hedges
Interest rate
Currency swaps	490	3	29	(10)
Interest rate swaps	150,971	947	187	135
Cash flow hedges
Foreign exchange
Currency swaps	8,024	175	47	104
Interest rate
Interest rate swaps	556,945	358	844	(789)

All amounts are held within derivative financial instruments.

The Group’s hedged items are as follows:

	Carrying amount of the hedged item		Accumulated amount of fair value adjustment on the hedged item		Change in fair value of hedged	Cash flow hedge reserve
The Group – 31 December 2019	Assets £m	Liabilities £m	Assets £m	Liabilities £m	item for ineffectiveness assessment (YTD) £m	Continuing hedges £m	Discontinued hedges £m
Fair value hedges
Interest rate
Fixed rate mortgages[1]	83,818	–	154	–	(73)
Fixed rate issuance[2]	–	47,689	–	1,590	(326)
Fixed rate borrowings[3]	–	1,272	–	136	(206)
Fixed rate bonds[4]	21,354	–	660	–	405
Cash flow hedges
Foreign exchange
Foreign currency issuance[2]					28	(20)	90
Customer deposits[5]					116	18	(48)
Interest rate
Customer loans[1]					(657)	1,226	531
Central bank balances[6]					(220)	85	163
Customer deposits[5]					(1)	(40)	6

	Carrying amount of the hedged item		Accumulated amount of fair value adjustment on the hedged item		Change in fair value of hedged item for	Cash flow hedge reserve
The Group – 31 December 2018	Assets £m	Liabilities £m	Assets £m	Liabilities £m	ineffectiveness assessment (YTD) £m	Continuing hedges £m	Discontinued hedges £m
Fair value hedges
Interest rate
Fixed rate mortgages[1]	53,136	–	(45)	–	(173)
Fixed rate issuance[2]	–	44,009	–	1,545	750
Fixed rate borrowings[3]	–	6,528	–	(103)	12
Fixed rate bonds[4]	23,285	–	232	–	(666)
Cash flow hedges
Foreign exchange
Foreign currency issuance[2]					(40)	12	266
Customer deposits[5]					(62)	70	(78)
Interest rate
Customer loans[1]					478	860	259
Central bank balances[6]					(16)	30	20
Customer deposits[5]					(131)	(8)	(7)

1	Included within loans and advances to customers.

2	Included within debt securities in issue.

3	Included within amounts due to fellow Lloyds Banking Group undertakings.

4	Included within financial assets at fair value through other comprehensive income.

5	Included within customer deposits.

6	Included within cash and balances at central banks.

The accumulated amount of fair value hedge adjustments remaining in the balance sheet for hedged items that have ceased to be adjusted for hedging gains and losses is a liability of £315 million (2018: liability of £158 million).

Gains and losses arising from hedge accounting are summarised as follows:

			Amounts reclassified from reserves to income statement as:
The Group – 31 December 2019	Gain (loss) recognised in other comprehensive income £m	Hedge ineffectiveness recognised in the income statement[1] £m	Hedged cashflows will no longer occur £m	Hedged item affected income statement £m	Income statement line item that includes reclassified amount
Fair value hedges
Interest rate
Fixed rate mortgages		186
Fixed rate issuance		(28)
Fixed rate borrowings		6
Fixed rate bonds		(11)
Cash flow hedges
Foreign exchange
Foreign currency issuance	(202)	–	(101)	(73)	Interest expense
Customer deposits	(22)	–	–	6	Interest expense
Interest rate
Customer loans	616	99	–	(367)	Interest income
Central bank balances	194	32	–	(52)	Interest income
Customer deposits	–	–	–	7	Interest expense

			Amounts reclassified from reserves to income statement as:
The Group – 31 December 2018	Gain (loss) recognised in other comprehensive income £m	Hedge ineffectiveness recognised in the income statement[1] £m	Hedged item affected income statement £m	Income statement line item that includes reclassified amount
Fair value hedges
Interest rate
Fixed rate mortgages		106
Fixed rate issuance		(33)
Fixed rate borrowings		2
Fixed rate bonds		(27)
Cash flow hedges
Foreign exchange
Foreign currency issuance	(31)	–	(71)	Interest expense
Customer deposits	(22)	(2)	(32)	Interest expense
Interest rate
Customer loans	(435)	(17)	(467)	Interest income
Central bank balances	(63)	(5)	(52)	Interest income
Customer deposits	(49)	(1)	(69)	Interest expense

1	Hedge ineffectiveness is included in the income statement within net trading income.

There was a gain of £101 million (2018: £nil) reclassified from the cash flow hedging reserve for which hedge accounting had previously been used but for which the hedged future cash flows are no longer expected to occur.

At 31 December 2019 £7,569 million of total recognised derivative assets of the Group and £9,213 million of total recognised derivative liabilities of the Group (2018: £9,861 million of assets and £9,665 million of liabilities) had a contractual residual maturity of greater than one year.

	2019			2018
The Bank	Contract/ notional amount £m	Fair value assets £m	Fair value liabilities £m	Contract/ notional amount £m	Fair value assets £m	Fair value liabilities £m
Trading
Exchange rate contracts:
Spot, forwards and futures	8,564	154	123	19,965	573	706
Currency swaps	183,675	1,401	2,748	186,701	3,003	2,068
Options purchased	682	9	–	2,596	64	–
Options written	682	–	9	2,590	–	64
	193,603	1,564	2,880	211,852	3,640	2,838
Interest rate contracts:
Interest rate swaps	2,370,877	11,714	10,776	2,463,556	11,062	10,123
Forward rate agreements	30,192	1	2	103,654	5	6
Options purchased	4,176	78	–	8,224	125	–
Options written	3,697	–	89	6,856	–	152
	2,408,942	11,793	10,867	2,582,290	11,192	10,281
Credit derivatives	4,618	59	182	6,775	99	55
Equity and other contracts	368	15	15	1,471	68	57
Total derivative assets/liabilities held for trading	2,607,531	13,431	13,944	2,802,388	14,999	13,231
Hedging
Derivatives designated as fair value hedges:
Cross currency swaps	34	8	–	490	3	29
Interest rate swaps (including swap options)	66,833	153	213	153,223	385	1,256
	66,867	161	213	153,713	388	1,285
Derivatives designated as cash flow hedges:
Currency swaps	1,101	37	19	541	15	1
Interest rate swaps	130,477	9	35	146,018	29	29
	131,578	46	54	146,559	44	30
Total derivative assets/liabilities held for hedging	198,445	207	267	300,272	432	1,315
Total recognised derivative assets/liabilities	2,805,976	13,638	14,211	3,102,660	15,431	14,546

Details of the Bank’s hedging instruments are set out below:

	Maturity
The Bank – 31 December 2019	Up to 1 month £m	1-3 months £m	3-12 months £m	1-5 years £m	Over 5 years £m	Total £m
Fair value hedges
Interest rate
Cross currency swap
Notional	–	–	–	–	34	34
Average fixed interest rate					1.28%
Average EUR/GBP exchange rate	–	–	–	–	1.38
Average USD/GBP exchange rate	–	–	–	–	–
Average NOK/GBP exchange rate	–	–	–	–	–
Interest rate swap
Notional	331	1,445	8,378	34,930	21,749	66,833
Average fixed interest rate	2.58%	2.39%	1.49%	1.82%	2.24%
Cash flow hedges
Foreign exchange
Currency swap
Notional	53	210	539	299	–	1,101
Average EUR/GBP exchange rate	–	–	1.15	1.11	–
Average USD/GBP exchange rate	1.37	1.38	1.36	1.36	–
Interest rate
Interest rate swap
Notional	3,473	6,771	22,444	66,892	30,897	130,477
Average fixed interest rate	1.10%	1.58%	1.57%	1.41%	1.93%

	Maturity
	Up to 1 month	1-3 months	3-12 months	1-5 years	Over 5 years	Total
The Bank – 31 December 2018	£m	£m	£m	£m	£m	£m
Fair value hedges
Interest rate
Cross currency swap
Notional	–	36	–	283	171	490
Average fixed interest rate	–	4.82%	–	5.88%	4.44%
Average EUR/USD exchange rate	–	–	–	1.13	–
Average USD/GBP exchange rate	–	–	–	1.30	–
Average NOK/GBP exchange rate	–	9.22	–	9.19	9.03
Interest rate swap
Notional	458	421	33,667	87,350	31,327	153,223
Average fixed interest rate	1.33%	2.09%	1.72%	1.78%	2.97%
Cash flow hedges
Foreign exchange
Currency swap
Notional	–	–	280	261	–	541
Average USD/EUR exchange rate	–	–	1.12	1.10	–
Average USD/GBP exchange rate	–	–	–	1.42	–
Interest rate
Interest rate swap
Notional	1,199	4,170	16,653	75,609	48,387	146,018
Average fixed interest rate	1.33%	1.52%	1.57%	1.69%	2.15%

The carrying amounts of the Bank’s hedging instruments are as follows:

	Carrying amount of the hedging instrument
The Bank – 31 December 2019	Contract/notional amount £m	Assets £m	Liabilities £m	Changes in fair value used for calculating hedge ineffectiveness (YTD) £m
Fair value hedges
Interest rate
Currency swaps	34	8	–	2
Interest rate swaps	66,833	153	213	118
Cash flow hedges
Foreign exchange
Currency swaps	1,101	37	19	(31)
Interest rate
Interest rate swaps	130,477	9	35	777

	Carrying amount of the hedging instrument
The Bank – 31 December 2018	Contract/notional amount £m	Assets £m	Liabilities £m	Changes in fair value used for calculating hedge ineffectiveness (YTD) £m
Fair value hedges
Interest rate
Currency swaps	490	3	29	(10)
Interest rate swaps	153,223	385	1,256	272
Cash flow hedges
Foreign exchange
Currency swaps	541	15	1	41
Interest rate
Interest rate swaps	146,018	29	29	(389)

All amounts are held within derivative financial instruments.

The Bank’s hedged items are as follows:

	Carrying amount of the hedged item		Accumulated amount of fair value adjustment on the hedged item		Change in fair value of hedged item for ineffectiveness assessment (YTD)	Cash flow hedge reserve
The Bank – 31 December 2019	Assets £m	Liabilities £m	Assets £m	Liabilities £m	£m	Continuing hedges £m	Discontinued hedges £m
Fair value hedges
Interest rate
Fixed rate mortgages[1]	–	–	–	–	–
Fixed rate issuance[2]	–	40,557	–	565	(357)
Fixed rate borrowings	–	1,272	–	136	(206)
Fixed rate bonds[3]	20,632	–	655	–	400
Cash flow hedges
Foreign exchange
Foreign currency issuance[2]					31	(38)	7
Customer deposits[4]
Interest rate
Customer loans[1]					(344)	1,037	881
Central bank balances[5]					(388)	–	441
Customer deposits[4]					(1)	(126)	(58)

	Carrying amount of the hedged item		Accumulated amount of fair value adjustment on the hedged item		Change in fair value of hedged item for ineffectiveness assessment (YTD)	Cash flow hedge reserve
The Bank – 31 December 2018	Assets £m	Liabilities £m	Assets £m	Liabilities £m	£m	Continuing hedges £m	Discontinued hedges £m
Fair value hedges
Interest rate
Fixed rate issuance[1]	–	34,881	–	791	334
Fixed rate borrowings[2]	–	6,528	–	(103)	12
Fixed rate bonds[3]	23,105	–	232	–	(666)
Cash flow hedges
Foreign exchange
Foreign currency issuance[1]					(41)	11	26
Interest rate
Customer loans[4]					376	982	620
Central bank balances[5]					(107)	83	–
Customer deposits[6]					(7)	(14)	(9)

1	Included within debt securities in issue.

2	Included within amounts due to fellow Lloyds Banking Group undertakings.

3	Included within financial assets at fair value through other comprehensive income.

4	Included within loans and advances to customers.

5	Included within cash and balances at central banks.

6	Included within customer deposits.

The accumulated amount of fair value hedge adjustments remaining in the balance sheet for hedged items that have ceased to be adjusted for hedging gains and losses is an asset of £54 million (2018: asset of £54 million).

Gains and losses arising from hedge accounting are summarised as follows:

			Amounts reclassified from reserves to income statement as:
The Bank – 31 December 2019	Gain (loss) recognised in other comprehensive income £m	Hedge ineffectiveness recognised in the income statement[1] £m	Hedged cashflows will no longer occur £m	Hedged item affected income statement £m	Income statement line item that includes reclassified amount
Fair value hedges
Interest rate
Fixed rate mortgages		(15)
Fixed rate issuance		(38)
Fixed rate bonds		4
Fixed rate borrowings		6
Cash flow hedges
Foreign exchange
Foreign currency issuance	(67)	–	(25)	(11)	Interest expense
Customer deposits	–	–	–	–	Interest expense
Interest rate
Customer loans	125	27	–	(363)	Interest income
Central bank balances	361	35	–	(84)	Interest income
Customer deposits	25	–	–	35	Interest expense

			Amounts reclassified from reserves to income statement as:
The Bank – 31 December 2018	Gain (loss) recognised in other comprehensive income £m	Hedge ineffectiveness recognised in the income statement[1] £m	Hedged item affected income statement £m	Income statement line item that includes reclassified amount
Fair value hedges
Interest rate
Fixed rate issuance		(33)
Fixed rate borrowings		2
Fixed rate bonds		(27)
Cash flow hedges
Foreign exchange
Foreign currency issuance	40	–	(1)	Interest expense
Interest rate
Customer loans	(504)	(37)	(567)	Interest income
Central bank balances	83	15	(67)	Interest income
Customer deposits	8	1	7	Interest expense

1	Hedge ineffectiveness is included in the income statement within net interest income.

There was a gain of £25 million (2018: £nil) reclassified from the cash flow hedging reserve for which hedge accounting had previously been used but for which the hedged future cash flows are no longer expected to occur.

At 31 December 2019 £4,256 million of total recognised derivative assets of the Bank and £5,101 million of total recognised derivative liabilities of the Bank (2018: £13,936 million of assets and £13,203 million of liabilities) had a contractual residual maturity of greater than one year.